Net Income Per Share Attributable to Cooper-Standard Holdings Inc - Diluted Net Income Per Share Attributable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Diluted net income per share attributable
Net income available to Cooper-Standard Holdings Inc. common stockholders	$ 15,300	$ 17,186	$ 28,723	$ 76,730	$ 75,260
Weighted average common shares outstanding	16,621,120	17,705,918	17,489,693	17,444,980	17,610,614
Dilutive effect of:
Common restricted stock	252,817	336,363	321,967	260,150	373,804
Preferred restricted stock	32,315	66,947	77,758	42,888	83,507
Warrants	693,043	825,988	633,933	666,546	918,537
Options	112,083	151,584	56,574	106,121	184,032
Weighted average dilutive shares of common stock outstanding	17,711,378	19,086,800	18,579,925	18,520,685	19,170,494
Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$ 0.86	$ 0.90	$ 1.55	$ 4.14	$ 3.93